THE GABELLI SMALL CAP GROWTH FUND
GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Small Cap Growth Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	THE GABELLI SMALL CAP GROWTH FUND The Gabelli Small Cap Growth Fund - Class AAA
Shareholder Fees	Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	THE GABELLI SMALL CAP GROWTH FUND The Gabelli Small Cap Growth Fund - Class AAA
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.42%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE GABELLI SMALL CAP GROWTH FUND The Gabelli Small Cap Growth Fund - Class AAA	145	449	776	1,702

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

Principal Risks

You May Want to Invest in the Small Cap Growth Fund if:

  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Investing in the Small Cap Growth Fund involves the following risks:

  Equity Risk. A principal risk of investing in the Small Cap Growth Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the value of portfolio securities, and thus shares of the Small Cap Growth Fund, could go down, you could lose money.
  Value Investing Risk. The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Fund and Management Risk. The Small Cap Growth Fund invests in stocks issued by smaller companies. The Small Cap Growth Fund’s price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager’s assessment of the value of the securities the Small Cap Growth Fund holds is incorrect, or the events expected to increase value do not occur, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk. The Small Cap Growth Fund may invest outside the U.S.; therefore, the Small Cap Growth Fund carries additional risks that include currency, information, political and access risks. To the extent that the Small Cap Growth Fund invests in emerging (less developed) markets, the Small Cap Growth Fund will be exposed to higher levels of these same risks.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
SMALL CAP GROWTH FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns THE GABELLI SMALL CAP GROWTH FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes The Gabelli Small Cap Growth Fund - Class AAA	The Gabelli Small Cap Growth Fund Class AAA Shares	Return Before Taxes		(4.88%)	3.09%	8.82%
Return After Taxes on Distributions The Gabelli Small Cap Growth Fund - Class AAA	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions		(5.22%)	2.66%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares The Gabelli Small Cap Growth Fund - Class AAA	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(2.73%)	2.56%	7.71%
Russell 2000 Index		Russell 2000 Index	(reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
THE GABELLI EQUITY INCOME FUND
GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Investment Objective
The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Equity Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Income Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	THE GABELLI EQUITY INCOME FUND The Gabelli Equity Income Fund - Class AAA
Shareholder Fees:	Equity Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	THE GABELLI EQUITY INCOME FUND The Gabelli Equity Income Fund - Class AAA
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.41%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE GABELLI EQUITY INCOME FUND The Gabelli Equity Income Fund - Class AAA	144	446	771	1,691

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income-producing equity securities. Income-producing equity securities include, for example, common stock, preferred stock and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

  have strong free cash flow and pay regular dividends
  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Principal Risks

You May Want to Invest in the Equity Income Fund if:

  you are a long-term investor
  you are seeking income as well as capital appreciation

Investing in the Equity Income Fund involves the following risks:

  Equity Risk. A principal risk of investing in the Equity Income Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Income Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the value of portfolio securities, and thus shares of the Equity Income Fund, could go down, you could lose money.
  Value Investing Risk. The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.
  Fund and Management Risk. The Equity Income Fund invests in stocks issued by companies believed by the portfolio manager to be undervalued and that have the potential to achieve significant capital appreciation. If the portfolio manager is incorrect in his assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Equity Income Fund’s shares may decline.
  Interest Rate Risk and Credit Risk. Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Low Credit Quality Risk. Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.
  Foreign Securities Risk. The Equity Income Fund may invest outside the U.S.; therefore, the Equity Income Fund carries additional risks that include currency, information, political and access risks. To the extent that the Equity Income Fund invests in emerging (less developed) markets, the Equity Income Fund will be exposed to higher levels of these same risks.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s Class AAA Shares performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.
EQUITY INCOME FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 17.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (20.88)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns THE GABELLI EQUITY INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes The Gabelli Equity Income Fund - Class AAA	The Gabelli Equity Income Fund Class AAA Shares	Return Before Taxes		1.75%	1.71%	6.32%
Return After Taxes on Distributions The Gabelli Equity Income Fund - Class AAA	The Gabelli Equity Income Fund Class AAA Shares	Return After Taxes on Distributions		1.59%	1.47%	5.92%
Return After Taxes on Distributions and Sale of Fund Shares The Gabelli Equity Income Fund - Class AAA	The Gabelli Equity Income Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.34%	1.44%	5.45%
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
THE GABELLI FOCUS FIVE FUND
GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Investment Objective
The Focus Five Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Focus Five Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Focus Five Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	THE GABELLI FOCUS FIVE FUND The Gabelli Focus Five Fund - Class AAA
Shareholder Fees	Focus Five Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		THE GABELLI FOCUS FIVE FUND The Gabelli Focus Five Fund - Class AAA
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.55%
Total Annual Fund Operating Expenses		2.80%
Fee Waiver and/or Expense Reimbursement	[1]	(0.79%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	2.01%
[1]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser"), has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund"s Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of .25% per year and extraordinary expenses) at 2.00% on an annualized basis for Class AAA Shares. This arrangement is in effect at least through January 31, 2013 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses for Class AAA Shares would not exceed 2.00% on an annualized basis. The one basis point differential between the Focus Five Fund's 2.00% expense cap and the 2.01% adjusted Total Annual Fund Operating Expenses shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund and not reimbursed by the Adviser.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE GABELLI FOCUS FIVE FUND The Gabelli Focus Five Fund - Class AAA	204	794	1,409	3,071

Portfolio Turnover
The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Focus Five Fund will invest up to approximately 50% of its net assets in any type of equity security of five companies with the remaining net assets to be invested in any securities (which may include equities and non-convertible debt) across ten to twenty other companies or in short-term high grade investments or cash and cash equivalents; however, to the extent the Fund invests in such short-term investments, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging markets securities. Commencing after March 9, 2012, the Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. The five largest holdings in the Focus Five Fund’s portfolio will be considered by the portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated. Through March 9, 2012, the Focus Five Fund will invest at least 80% of its assets under normal market conditions in equity securities of companies that are considered to be small capitalization companies at the time of investment.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:

  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

Principal Risks

You May Want to Invest in the Focus Five Fund if:

  you are a long-term investor
  you seek capital appreciation

Investing in the Focus Five Fund involves the following risks:

  Equity Risk. A principal risk of investing in the Focus Five Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Focus Five Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the value of portfolio securities, and thus shares of the Focus Five Fund could go down, you could lose money.
  Value Investing Risk. The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Fund and Management Risk. The Focus Five Fund invests in stocks issued by companies believed by the portfolio managers to be undervalued and that have the potential to achieve significant capital appreciation. If the portfolio managers are incorrect in their assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk. The Focus Five Fund is classified as a “nondiversified” investment company. Because the Focus Five Fund, as a nondiversified investment company, will invest in the securities of fewer individual issuers than a “diversified” mutual fund, an investment in the Focus Five Fund may present greater risk to an investor than an investment in a diversified mutual fund because the investment risk will be concentrated in fewer securities.
  Foreign Securities Risk. The Focus Five Fund may invest outside the U.S.; therefore, the Focus Five Fund carries additional risks that include currency, information, political and access risks. To the extent that the Focus Five Fund invests in emerging (less developed) markets, the Focus Five Fund will be exposed to higher levels of these same risks.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (based on the Focus Five Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and the life of the Focus Five Fund compare with those of a broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.
FOCUS FIVE FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.63% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.77)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns THE GABELLI FOCUS FIVE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes	Past One Year	Past Five Years	Since Inception	Inception Date
Return Before Taxes The Gabelli Focus Five Fund - Class AAA	The Gabelli Focus Five Fund Class AAA Shares	Return Before Taxes		(6.75%)	0.83%	6.68%	Dec. 31, 2002
Return After Taxes on Distributions The Gabelli Focus Five Fund - Class AAA	The Gabelli Focus Five Fund Class AAA Shares	Return After Taxes on Distributions		(6.91%)	0.12%	5.60%	Dec. 31, 2002
Return After Taxes on Distributions and Sale of Fund Shares The Gabelli Focus Five Fund - Class AAA	The Gabelli Focus Five Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(4.31%)	0.61%	5.74%	Dec. 31, 2002
S&P 500 Index		S&P 500 Index	(reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Russell 2000 Index		Russell 2000 Index	(reflects no deduction for fees, expenses, or taxes)	(4.18%)	15.63%	0.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.